Cash and Cash Equivalents - Schedule of Percentage of Bank Held Cash and Cash Equivalents Split by Currency (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CHF [Member]
Disclosure of cash and cash equivalents [Line Items]
Percentage of bank held cash and cash equivalents	5.00%	6.00%
USD [Member]
Disclosure of cash and cash equivalents [Line Items]
Percentage of bank held cash and cash equivalents	89.00%	93.00%
EUR [Member]
Disclosure of cash and cash equivalents [Line Items]
Percentage of bank held cash and cash equivalents	5.00%	1.00%
GBP [Member]
Disclosure of cash and cash equivalents [Line Items]
Percentage of bank held cash and cash equivalents	1.00%